Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE

							Value of Initial Fixed $100 Investment Based On:
Year(1)	SCT Total Compensation for CEO	Compensation Actually Paid to CEO(2)		Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs(2)		Cumulative TSR(3)	Cumulative Peer Group TSR (S&P 500 Industrials)(3)	Net Income ($M)	Return on Equity(4)
2023	$25,830,332	$39,641,382		$7,698,819	$11,525,285		$219.91	$150.20	$10,335	61.5%
2022	$20,607,600	$34,096,694	(5)	$6,610,827	$10,398,658	(5)	$174.60	$127.15	$6,705	45.3%
2021	$24,298,032	$34,172,491	(5)	$7,610,248	$10,084,611	(5)	$147.22	$134.52	$6,489	37.2%
2020	$13,676,551	$28,536,469	(5)	$4,749,102	$9,387,400	(5)	$126.97	$111.06	$2,998	24.0%

(1)	For each covered year, D. James Umpleby III served as our Chief Executive Officer. Other Named Executive Officers are as follows: for 2023, Andrew Bonfield, Suzette Long, Denise Johnson and Joe Creed; for 2022 and 2021, Andrew Bonfield, Denise Johnson, Bob De Lange and Joe Creed; and for 2020, Andrew Bonfield, William Ainsworth, Bob De Lange and Denise Johnson.

(2)	Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Change in fair value of awards granted in prior years and unvested at Year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2023	CEO(1)	$25,830,332	$(16,999,983)	$21,077,820	$6,157,365	$3,575,848	$—	$39,641,382
	NEO Average(1)	$7,698,819	$(4,749,942)	$5,889,323	$1,725,129	$961,956	$—	$11,525,285
2022	CEO(1)(5)	$20,607,600	$(13,499,951)	$19,694,813	$7,069,355	$224,877	$—	$34,096,694
	NEO Average(1)(5)	$6,610,827	$(3,874,981)	$5,653,127	$1,970,819	$38,866	$—	$10,398,658
2021	CEO(1)(5)	$24,298,032	$(17,499,992)	$16,046,195	$5,209,200	$6,119,056	$—	$34,172,491
	NEO Average(1)(5)	$7,610,248	$(5,075,011)	$4,653,411	$1,349,324	$1,546,639	$—	$10,084,611
2020	CEO(1)(5)	$13,676,551	$(11,799,969)	$22,425,120	$5,326,646	$(1,091,879)	$—	$28,536,469
	NEO Average(1)(5)	$4,749,102	$(3,799,993)	$7,221,651	$1,601,982	$(385,342)	$—	$9,387,400

(3)	Total shareholder return amounts assume an initial investment of $100 on December 31, 2019.
(4)	In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined Return on Equity, which is a metric included in our incentive program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table. See page 50 for information regarding adjustments made to ROE.
(5)	Consistent with SEC guidance issued in late 2023, equity values and Compensation Actually Paid for 2020 through 2022 have been adjusted from those previously reported to reflect a change in the date awards were considered vested for NEOs who meet the awards’ long-service separation requirement.

Company Selected Measure Name		Return on Equity
Named Executive Officers, Footnote [Text Block]

(1)	For each covered year, D. James Umpleby III served as our Chief Executive Officer. Other Named Executive Officers are as follows: for 2023, Andrew Bonfield, Suzette Long, Denise Johnson and Joe Creed; for 2022 and 2021, Andrew Bonfield, Denise Johnson, Bob De Lange and Joe Creed; and for 2020, Andrew Bonfield, William Ainsworth, Bob De Lange and Denise Johnson.

PEO Total Compensation Amount	[1]	$ 25,830,332	$ 20,607,600		$ 24,298,032		$ 13,676,551
PEO Actually Paid Compensation Amount	[2]	$ 39,641,382	34,096,694	[3]	34,172,491	[3]	28,536,469	[3]
Adjustment To PEO Compensation, Footnote [Text Block]

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Change in fair value of awards granted in prior years and unvested at Year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2023	CEO(1)	$25,830,332	$(16,999,983)	$21,077,820	$6,157,365	$3,575,848	$—	$39,641,382
	NEO Average(1)	$7,698,819	$(4,749,942)	$5,889,323	$1,725,129	$961,956	$—	$11,525,285
2022	CEO(1)(5)	$20,607,600	$(13,499,951)	$19,694,813	$7,069,355	$224,877	$—	$34,096,694
	NEO Average(1)(5)	$6,610,827	$(3,874,981)	$5,653,127	$1,970,819	$38,866	$—	$10,398,658
2021	CEO(1)(5)	$24,298,032	$(17,499,992)	$16,046,195	$5,209,200	$6,119,056	$—	$34,172,491
	NEO Average(1)(5)	$7,610,248	$(5,075,011)	$4,653,411	$1,349,324	$1,546,639	$—	$10,084,611
2020	CEO(1)(5)	$13,676,551	$(11,799,969)	$22,425,120	$5,326,646	$(1,091,879)	$—	$28,536,469
	NEO Average(1)(5)	$4,749,102	$(3,799,993)	$7,221,651	$1,601,982	$(385,342)	$—	$9,387,400

Non-PEO NEO Average Total Compensation Amount		$ 7,698,819	6,610,827		7,610,248		4,749,102
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 11,525,285	10,398,658	[3]	10,084,611	[3]	9,387,400	[3]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Change in fair value of awards granted in prior years and unvested at Year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2023	CEO(1)	$25,830,332	$(16,999,983)	$21,077,820	$6,157,365	$3,575,848	$—	$39,641,382
	NEO Average(1)	$7,698,819	$(4,749,942)	$5,889,323	$1,725,129	$961,956	$—	$11,525,285
2022	CEO(1)(5)	$20,607,600	$(13,499,951)	$19,694,813	$7,069,355	$224,877	$—	$34,096,694
	NEO Average(1)(5)	$6,610,827	$(3,874,981)	$5,653,127	$1,970,819	$38,866	$—	$10,398,658
2021	CEO(1)(5)	$24,298,032	$(17,499,992)	$16,046,195	$5,209,200	$6,119,056	$—	$34,172,491
	NEO Average(1)(5)	$7,610,248	$(5,075,011)	$4,653,411	$1,349,324	$1,546,639	$—	$10,084,611
2020	CEO(1)(5)	$13,676,551	$(11,799,969)	$22,425,120	$5,326,646	$(1,091,879)	$—	$28,536,469
	NEO Average(1)(5)	$4,749,102	$(3,799,993)	$7,221,651	$1,601,982	$(385,342)	$—	$9,387,400

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

COMPANY’S MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following are the most important financial performance measures (shown in alphabetical order), as determined by the Company, that link compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted Profit Per Share	Enterprise Services Revenues
Enterprise Operating Profit Margin	Relative Average TSR
Enterprise Operating Profit	Return on Equity
Enterprise Operating Profit After Capital Charge (OPACC)

Total Shareholder Return Amount	[4]	$ 219.91	174.60		147.22		126.97
Peer Group Total Shareholder Return Amount	[4]	150.20	127.15		134.52		111.06
Net Income (Loss) Attributable to Parent		$ 10,335,000,000	$ 6,705,000,000		$ 6,489,000,000		$ 2,998,000,000
Company Selected Measure Amount	[5]	61.5	45.3		37.2		24.0
PEO Name		D. James Umpleby III	D. James Umpleby III		D. James Umpleby III		D. James Umpleby III
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Profit Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Operating Profit Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Operating Profit
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Operating Profit After Capital Charge (OPACC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Services Revenues
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Relative Average TSR
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
PEO [Member] | Grant Date Fair Value Of Current Year Grants As Disclosed In The SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (16,999,983)	$ (13,499,951)		$ (17,499,992)		$ (11,799,969)
PEO [Member] | Year End Fair Value Of Awards Granted In Current Year And Unvested At Year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21,077,820	19,694,813		16,046,195		22,425,120
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Unvested At Year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,157,365	7,069,355		5,209,200		5,326,646
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,575,848	224,877		6,119,056		(1,091,879)
PEO [Member] | Prior Year End Fair Value Of Any Awards Forfeited During Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Grant Date Fair Value Of Current Year Grants As Disclosed In The SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,749,942)	(3,874,981)		(5,075,011)		(3,799,993)
Non-PEO NEO [Member] | Year End Fair Value Of Awards Granted In Current Year And Unvested At Year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,889,323	5,653,127		4,653,411		7,221,651
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Unvested At Year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,725,129	1,970,819		1,349,324		1,601,982
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years And Vested In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		961,956	38,866		1,546,639		(385,342)
Non-PEO NEO [Member] | Prior Year End Fair Value Of Any Awards Forfeited During Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	For each covered year, D. James Umpleby III served as our Chief Executive Officer. Other Named Executive Officers are as follows: for 2023, Andrew Bonfield, Suzette Long, Denise Johnson and Joe Creed; for 2022 and 2021, Andrew Bonfield, Denise Johnson, Bob De Lange and Joe Creed; and for 2020, Andrew Bonfield, William Ainsworth, Bob De Lange and Denise Johnson.
[2]	Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
[3]	Consistent with SEC guidance issued in late 2023, equity values and Compensation Actually Paid for 2020 through 2022 have been adjusted from those previously reported to reflect a change in the date awards were considered vested for NEOs who meet the awards’ long-service separation requirement.
[4]	Total shareholder return amounts assume an initial investment of $100 on December 31, 2019.
[5]	In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined Return on Equity, which is a metric included in our incentive program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table. See page 50 for information regarding adjustments made to ROE.